Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 12, 2023	Mar. 08, 2023
Related Party Transactions [Line Items]
Cost of revenue related parties	$ 141,624	$ 359,398
2022 Share Incentive Plan [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)			6,700	50,000